Document and Entity Information	Dec. 31, 2023
Risk/Return:
Registrant CIK	0000792394
Period End Date	Dec. 31, 2023
SEC Form	485BPOS
Entity Inv Company Type	N-1A
Registrant Name	VOLUMETRIC FUND INC
Amendment Description	to correct and update some items of information that were inadvertently incorrect in Volumetric Fund, Inc.’s original Form 485BPOS filed on Aprll 22, 2024
Prospectus Date	Apr. 22, 2024
Document Effective Date	Apr. 22, 2024
Document Creation Date	Apr. 22, 2024
Amendment Flag	true